Financial instruments - Short-term note from associate (Details) - USD ($) $ in Thousands	Dec. 07, 2021	Dec. 31, 2021	Dec. 31, 2020
Short-term note [Line Items]
Financial assets, at fair value		$ 944,832	$ 949,867
Gelesis [Member]
Short-term note [Line Items]
Convertible instruments, discount rate	25.00%
Short-term note from associate
Short-term note [Line Items]
Financial assets, at fair value		$ 15,120
Short-term note from associate | Gelesis [Member]
Short-term note [Line Items]
Issue of convertible instruments	$ 15,000
Convertible instruments, interest rate		10.00%